Tax - Schedule of effective tax rate reconciliation (Details) - GBP (£) £ in Millions	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Income taxes paid (refund) [abstract]
Profit before tax from continuing operations	£ 4,182	£ 3,650	£ 3,048
Profit before tax from continuing operations multiplied by UK corporation tax rate of 25% (2025: 25%; 2024: 25%)	1,046	913	762
Adjustments in respect of prior years	(10)	(11)	(9)
Expenses not deductible for tax purposes	58	40	155
Non-taxable income	(150)	(107)	(43)
Adjustment in respect of foreign tax rates	14	4	(20)
Deferred tax impact of change in UK tax rate	0	0	0
Adjustment in respect of post-tax profits of joint ventures and associates included within profit before tax	(19)	(18)	(9)
Other	0	0	(5)
Total tax charge from continuing operations	£ 939	£ 821	£ 831
Effective tax rate – continuing operations	22.50%	22.50%	27.30%